Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 76	$ 75		$ 107
Bifurcated embedded derivative liabilities	245	344	$ 488	488
Other liabilities designated at FVTPL	$ 21	$ 9		$ 99